Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE
4	REVENUE

	2025	2024	2023
	USD	USD	USD

Revenue from subscriptions	89,192,498	64,991,807	24,557,650
Revenue from advertisement (1)	8,351,098	11,221,050	9,900,071
Revenue from live events	1,760,930	1,880,548	6,922,719
	99,304,526	78,093,405	41,380,440

	2025	2024	2023
	USD	USD	USD

Goods and services transferred at a point in time (2)	1,760,930	1,880,548	6,922,719
Goods and services transferred over time (2)	97,543,596	76,212,857	34,457,721
	99,304,526	78,093,405	41,380,440

(1)	Revenue from advertisement for the year ended December 31, 2025, 2024 and 2023 include barter transactions amounting to USD 249,000, USD 2,546,572 and USD 111,996 respectively.

(2)	The Group identified an immaterial error in the previously issued consolidated financial statements. Revenue from advertisement was incorrectly classified as point in time as opposed to over time. The Group has revised the comparative revenue disaggregation disclosures for the years ended December 31, 2024 and December 31, 2023. The correction relates solely to disclosure and does not impact the reported revenue amount.

The table below presents the amounts as previously reported prior to reclassification as at December 31, 2024:

	As previously reported	Correction of error	As restated
	USD	USD	USD

Revenue

Goods and services transferred at a point in time	13,101,598	(11,221,050)	1,880,548
Goods and services transferred over time	64,991,807	11,221,050	76,212,857

The table below presents the amounts as previously reported prior to reclassification as at December 31, 2023:

	As previously reported	Correction of error	As restated
	USD	USD	USD

Revenue

Goods and services transferred at a point in time	16,822,790	(9,900,071)	6,922,719
Goods and services transferred over time	24,557,650	9,900,071	34,457,721

Contract assets

As of December 31, 2025, 2024 and 2023 the Group’s contract assets consist of accrued income from contracts with customers which amounts to USD 7,686,653, USD 5,667,727 and USD 1,406,015 respectively. Accrued income is mainly comprised of subscription fees due from customers not yet billed. Revenue is recognized over time as the services are performed.

Contract liabilities

The Group’s contract liabilities from contracts with customers consist only of deferred revenue. Deferred revenue is mainly comprised of subscription fees and vouchers sold and collected in advance for services not yet performed and therefore their revenues have not been recognized. Revenue is recognized over time as the services are performed. As of December 31, 2025, 2024 and 2023, the Group had deferred revenue of USD 5,305,781, USD 3,979,613 and USD 3,458,753 respectively. This balance will be recognized as revenue as the services are performed, which is generally expected to occur over a period up to a year.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2025, and 2024 is USD 3,979,613 and USD 3,458,753 respectively.

The Group has applied the practical expedient permitted under IFRS 15.121(a) given the Group’s contracts have an original expected duration of one year or less.